ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2025
Yao Wang
Organization
Percentage of shareholdings	100.00%
1 Pharmacy Technology
Organization
Percentage of shareholdings	89.2654%
Yihao Pharmacy
Organization
Percentage of shareholdings	89.2654%
Yihao Pharmaceutical Chain
Organization
Percentage of shareholdings	89.2654%
Wuhan Huazhong
Organization
Percentage of shareholdings	62.4858%
Chongquing Yihao Pharmacy
Organization
Percentage of shareholdings	89.2654%
Kunshan Yifang Pharmacy
Organization
Percentage of shareholdings	89.2654%
Hubei Yihao Pharmacy
Organization
Percentage of shareholdings	89.2654%